Employee Benefit Plans - Pension Plan Investment Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 4,721	$ 4,278	$ 3,529
Actual return on plan assets	589	487
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	930	782	681
Actual return on plan assets	107	60
Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	229	235	249
Actual return on plan assets	13	22
Plan assets from business acquisition	3	9
Defined Benefit Plan, Divestitures, Plan Assets	22	45
Actual return on plan assets still held	(3)	1
Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	86	105	121
Actual return on plan assets	0	16
Plan assets from business acquisition	3	9
Defined Benefit Plan, Divestitures, Plan Assets	22	41
Actual return on plan assets still held	(14)	(4)
Level 3 | Domestic Pension Benefits | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	143	130	128
Actual return on plan assets	13	6
Defined Benefit Plan, Divestitures, Plan Assets	0	4
Actual return on plan assets still held	11	5
Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	63	58	54
Actual return on plan assets	5	4
Plan assets from business acquisition		1
Defined Benefit Plan, Divestitures, Plan Assets		1
Actual return on plan assets still held	5	4
Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	44	41	40
Actual return on plan assets	3	1
Plan assets from business acquisition		1
Defined Benefit Plan, Divestitures, Plan Assets		1
Actual return on plan assets still held	3	1
Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	19	17	14
Actual return on plan assets	2	3
Plan assets from business acquisition		0
Defined Benefit Plan, Divestitures, Plan Assets		0
Actual return on plan assets still held	2	3
Fair Value, Measurements, Recurring | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4,721	4,278
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,285	947
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	138	118
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	437	734
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,334	841
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	86	105
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	379	162
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. Government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	70	143
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	102	112
Fair Value, Measurements, Recurring | Domestic Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	640	892
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	41	26
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	66	68
Fair Value, Measurements, Recurring | Domestic Pension Benefits | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	143	130
Fair Value, Measurements, Recurring | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	930	782
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	44	41
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	185	161
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	611	495
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	86	79
Fair Value, Measurements, Recurring | Foreign Pension Benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4	6
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,868	1,295
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Common and Preferred Stock, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,285	947
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Common and Preferred Stock, Non-U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	138	118
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	379	162
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits | Exchange traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	66	68
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	540	423
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	55	38
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	481	379
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits | Cash and Currency
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4	6
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,624	2,748
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Collective Trust Funds, Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	437	734
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Collective Trust Funds, U.S. Equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,334	841
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | U.S. Government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	70	143
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	102	112
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	640	892
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	41	26
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	327	301
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Sovereign Government Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	130	123
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	130	116
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	67	62
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	229	235
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	86	105
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	143	130
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	63	58
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	44	41
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits | Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 19	$ 17